Mining Interests - Disclosure of Detailed Information About Mining Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Mining Interests [Line Items]
Mining Interests	$ 1,048,530	$ 509,730
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Mining Interests	805,649	392,185
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Mining Interests	$ 242,881	$ 117,545	$ 96,043